Credit Risk - Summary of Annual Growth Rates over 4 Year Forecast for CIB portfolio (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Upside Scenario [member] | 5 year average increase/decrease
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	3.70%	4.20%
Upside Scenario [member] | Cumulative growth/(fall) to peak/(trough)
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	0.30%	0.40%
Base case [member] | 5 year average increase/decrease
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	3.50%	3.60%
Base case [member] | Cumulative growth/(fall) to peak/(trough)
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	0.50%	0.30%
Downside Scenario [member] | 5 year average increase/decrease
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	3.00%	2.70%
Downside Scenario [member] | Cumulative growth/(fall) to peak/(trough)
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	(1.20%)	(0.80%)